Average Annual Total Returns (Vanguard Information Technology Index Fund ETF)	Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Information Technology Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Information Technology 25 50 Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Information Technology 25 50 Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.91%	30.58%	17.76%	30.95%	31.09%	31.09%	31.09%
Five Years	22.31%	22.13%	18.39%	22.33%	22.50%	none	22.53%
Since Inception	6.61%	6.49%	5.35%	6.62%	6.79%		6.80%